Document and Entity Information	12 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	LIQUIDITY Services, Inc.
Entity Central Index Key	0001235468